Payables (Tables)	12 Months Ended
Dec. 31, 2025
Payables [Abstract]
Schedule of Payables
	December 31, 2025		December 31, 2024
Trade payables	US$	9,696,361	US$	1,622,982
Deposits		3,854,630		22,543,438
Output VAT payable		2,573,487		-
Income tax payable		51,689		-
Amount due to ultimate holding company (DD)		81,151,493		35,640,889
Amount due to immediate holding company (DDPCW)		24,412,418		22,638,110
Amounts due to related parties		3,781,815		1,426,644
Accrued expenses		764,520		329,065
	US$	126,286,413	US$	84,201,128